Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
3. Net interest income
Cash and balances with central banks	£ 275	£ 1,091	£ 1,123
Loans and advances at amortised cost	10,180	12,450	12,073
Fair value through other comprehensive income	776	1,032	1,029
Negative interest on liabilities	68	13	35
Other	593	870	281
Interest and similar income	11,892	15,456	14,541
Deposits at amortised cost	(1,030)	(2,449)	(2,250)
Debt securities in issue	(1,360)	(1,906)	(1,677)
Subordinated liabilities	(670)	(1,068)	(1,223)
Negative interest on assets	(344)	(278)	(270)
Other	(366)	(348)	(59)
Interest and similar expense	(3,770)	(6,049)	(5,479)
Net interest income	£ 8,122	£ 9,407	£ 9,062